Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment and Related Accumulated Depreciation

Property and equipment and related accumulated depreciation are as follows:

December 31, 2012
Furniture and fixtures	$641,475
Information technology related	225,511
Leasehold improvements	129,030

996,016
Less: accumulated depreciation	(14,595)

$981,421